Risk management - Structural interest rate risk (Details) - Interest rate € in Millions	Dec. 31, 2021 EUR (€)
Europe
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	€ 3,684
Europe | Polish zloty
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	56
Europe | Pound sterling
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	1,056
Europe | US dollar
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	221
United States
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	152
Chile
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	271
Brazil
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	258
Sensitivity Analysis Variable One | Europe | Euro
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	703
Sensitivity Analysis Variable One | Europe | Polish zloty
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	541
Sensitivity Analysis Variable One | Europe | Pound sterling
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	65
Sensitivity Analysis Variable One | Europe | US dollar
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	54
Sensitivity Analysis Variable One | Chile
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	86
Sensitivity Analysis Variable One | Brazil
Structural interest rate risk
Increase in profit due to reasonably possible increase in designated risk component	€ 83